Other Financial Items, Net	9 Months Ended
Sep. 30, 2020
Other Income and Expenses [Abstract]
Other Financial Items, Net	OTHER FINANCIAL ITEMS, NET
(Losses)/gains on derivative instruments comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Mark-to-market adjustments for interest rate swaps	(44,169)	(16,714)
Mark-to-market adjustments for total return equity swaps	(5,051)	(30,552)
Interest (expense)/income on undesignated interest rate swaps	(3,640)	5,698
Mark-to-market adjustments for foreign exchange swaps	(1,683)	3,531
	(54,543)	(38,037)

Other financial items, net comprise of the following:

(in thousands of $)	Nine months ended September 30,
	2020	2019
Amortization of debt guarantee	3,375	942
Financing arrangement fees and other costs	(611)	(4,375)
Foreign exchange losses on operations	(614)	(1,089)
Others	(164)	205
	1,986	(4,317)